Subsequent Events (Details Narrative) - shares			1 Months Ended	3 Months Ended
	Apr. 04, 2018	Jan. 02, 2018	Aug. 01, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, shares issued			16,095,929	368,219,169	363,043,769	16,095,929
Number of common stock issued to convert estimated liability			12,146,820
Subsequent Event [Member] | Common Stock [Member]
Number of shares issued upon conversion, shares		5,175,400
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Number of shares issued upon conversion, shares		25,877
Subsequent Event [Member] | Series A Preferred Stock [Member] | David Garrity [Member]
Number of stock sold	100
Subsequent Event [Member] | Series C-1 Convertible Preferred Stock [Member] | April 2018 [Member]
Common stock, shares issued				4,118,000
Number of common stock issued to convert estimated liability				20,590